CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Current assets:
Cash and cash equivalents	$ 207,834	$ 162,159
Time deposits with maturities over three months	49,650	28,334
Restricted cash	25,337	8,359
Accounts receivable, net of allowance for doubtful accounts of $25,691 and $34,259 as of June 30, 2014 and 2015, respectively	252,538	258,885
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $5,839 and $8,850 as of June 30, 2014 and 2015, respectively	165,337	179,688
Other receivables, net of allowance for doubtful accounts of $334 and $638 as of June 30, 2014 and 2015, respectively	12,471	11,039
Advances to suppliers	15,286	11,588
Amounts due from related parties	39,077	23,720
Inventories	34,706	35,053
Prepaid expenses	594	868
Income tax recoverable	596	666
Deferred tax assets	3,214	6,687
Assets held for sale	0	2,847
Total current assets	806,640	729,893
Non-current assets:
Restricted cash	3,994	7,498
Prepaid expenses	13	108
Property, plant and equipment, net	80,222	82,345
Prepaid land leases	11,649	12,397
Acquired intangible assets, net	1,693	6,510
Investments in equity investees	12,512	15,062
Investments in cost investees	4,464	4,436
Goodwill	59,918	66,640
Deferred tax assets	2,581	1,806
Total non-current assets	177,046	196,802
Total assets	983,686	926,695
Current liabilities:
Short-term bank loans	16,295	4,494
Current portion of long-term loans	14,111	8,517
Accounts payable	105,292	135,669
Construction costs payable	1,159	4,903
Deferred revenue	138,587	130,696
Accrued payroll and related expenses	11,982	10,601
Income tax payable	5,732	12,040
Warranty liabilities	7,310	4,014
Other tax payables	20,147	27,631
Accrued liabilities	31,299	24,426
Amounts due to related parties	1,713	3,988
Deferred tax liabilities	5,888	1,627
Current portion of acquisition-related consideration	15,081	30,285
Total current liabilities	374,596	398,891
Long-term loans	20,551	14,978
Deferred tax liabilities	77	2,371
Warranty liabilities	3,077	3,604
Non-current portion of acquisition-related consideration	0	14,793
Total non-current liabilities	23,705	35,746
Total liabilities	398,301	434,637
Commitments and contingencies	0	0
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 58,358,521 shares issued and outstanding	58	58
Additional paid-in capital	192,768	173,765
Statutory reserves	30,248	23,288
Retained earnings	318,441	252,351
Accumulated other comprehensive income	37,585	39,013
Total Hollysys Automation Technologies Ltd. stockholder's equity	579,100	488,475
Noncontrolling interests	6,285	3,583
Total equity	585,385	492,058
Total liabilities and equity	$ 983,686	$ 926,695